SEGMENT INFORMATION	12 Months Ended
Mar. 31, 2025
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
10.	SEGMENT INFORMATION

The Company operates and manages its business as  one  reportable and operating segment concentrating on the provisions of securities brokage services and financial technology services. The measure of segment assets is reported on the balance sheet as total consolidated assets. The Company derives revenue primarily in Hong Kong and manages its business activities on a consolidated basis.

The Company’s CODM is a management committee that consists of Chief Executive Officer, Chief Technology Officer, and a number of other senior officers of the Company, by whom review financial information presented on a consolidated basis and decides how to allocate resources based on net income (loss). Consolidated net income (loss) is used for evaluating financial performance.

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the years ended March 31,
	2025	2024	2023
Brokerage and commission income	$4,363,672	$8,230,266	$2,080,535
Principal transactions and proprietary trading	105,483	(715,309)	—
Interest income	1,176,572	1,166,998	204,183
Software licensing (including subscription based) and related support services income	1,802,217	1,373,854	3,454,056
Total revenues	7,447,944	10,055,809	5,738,774
Commissions and brokerage fees	(246,259)	(401,843)	(77,045)
Software licensing (including subscription based) and related support outsourcing cost	(975,865)	(802,745)	(562,577)
Interest expenses	(289,943)	(158,441)	(18,041)
Research and development expenses	(427,672)	—	—
Other operating costs and expenses	(16,159,560)	(5,749,586)	(2,014,658)
Operating (loss) income	(10,651,355)	2,943,194	3,066,453
Other (loss) income, net	(1,162,722)	(6,706)	729,113
(Loss) income before income tax expense	(11,814,077)	2,936,488	3,795,566
Income tax expense	(153,428)	(439,934)	(714,861)
Net (loss) income	$(11,967,505)	$2,496,554	$3,080,705

As of March 31, 2025 and 2024, and for the years ended March 31, 2025, 2024 and 2023, all long-lived assets and all of the revenues generated are attributed to the Group’s operations in Hong Kong.